UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21132

Investment Company Act File Number

Short-Term U.S. Government Portfolio

(Formerly, Investment Portfolio)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Short-Term U.S. Government Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 66.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
1.913%, with various maturities to 2022(1)	$2,046	$2,100,256
1.921%, with various maturities to 2037(1)	1,679	1,740,042
2.096%, with maturity at 2035(1)	3,481	3,557,194
2.10%, with maturity at 2034(1)	4,981	5,267,071
2.232%, with maturity at 2020(1)	302	308,324
2.36%, with maturity at 2038(1)	4,344	4,661,878
2.364%, with maturity at 2036(1)	3,912	4,180,808
2.379%, with maturity at 2033(1)	1,955	2,086,162
2.385%, with maturity at 2035(1)(2)	11,033	11,793,705
2.408%, with maturity at 2023(1)	1,215	1,256,384
2.457%, with maturity at 2036(1)	4,804	5,153,518
2.61%, with maturity at 2022(1)	145	148,246
2.882%, with maturity at 2035(1)	2,814	3,001,511
2.92%, with maturity at 2034(1)	1,534	1,638,633
2.95%, with maturity at 2025(1)	939	987,908
3.01%, with maturity at 2032(1)	963	985,992
3.094%, with maturity at 2029(1)	606	614,412
3.861%, with maturity at 2034(1)	604	658,183
4.079%, with maturity at 2037(1)	3,297	3,595,648
4.374%, with maturity at 2030(1)	976	1,064,120
4.50%, with various maturities to 2035	3,195	3,425,303
4.54%, with maturity at 2032(1)	673	720,083
4.712%, with maturity at 2033(1)	3,713	4,080,847
5.00%, with various maturities to 2018	1,747	1,840,016
5.50%, with various maturities to 2018	890	935,595
6.00%, with various maturities to 2035(2)	5,308	6,143,750
6.50%, with various maturities to 2030	803	867,081
7.00%, with various maturities to 2035	1,131	1,332,292
7.50%, with various maturities to 2017	17	17,448
8.00%, with various maturities to 2025	110	115,419
9.25%, with maturity at 2017	1	898

		$74,278,727

Federal National Mortgage Association:
1.913%, with maturity at 2032(1)	$1,901	$1,979,766
1.921%, with various maturities to 2035(1)	4,174	4,339,597
1.936%, with various maturities to 2037(1)	1,077	1,116,162
2.024%, with maturity at 2018(1)	23	23,461
2.034%, with maturity at 2031(1)	3,094	3,164,256
2.062%, with maturity at 2038(1)	1,197	1,222,861
2.183%, with maturity at 2033(1)	1,066	1,140,231
2.208%, with maturity at 2037(1)	3,886	4,038,945
2.254%, with maturity at 2031(1)	2,467	2,574,685
2.262%, with maturity at 2037(1)	3,508	3,745,917
2.263%, with maturity at 2040(1)	1,230	1,312,929
2.307%, with maturity at 2036(1)	1,023	1,091,420

Security	Principal Amount (000’s omitted)	Value
2.333%, with maturity at 2039(1)	$6,424	$6,860,302
2.393%, with maturity at 2036(1)	4,545	4,875,417
2.425%, with maturity at 2034(1)	1,661	1,781,639
2.446%, with maturity at 2029(1)	148	150,625
2.493%, with maturity at 2038(1)	1,861	1,996,622
2.517%, with maturity at 2028(1)	2,587	2,746,987
2.521%, with maturity at 2020(1)	472	477,555
2.552%, with maturity at 2030(1)	438	449,436
2.572%, with maturity at 2036(1)	334	343,415
2.604%, with maturity at 2019(1)	907	930,699
2.625%, with maturity at 2018(1)	18	17,843
2.661%, with maturity at 2018(1)	171	173,078
2.73%, with maturity at 2030(1)	1,585	1,636,832
2.836%, with maturity at 2030(1)	1,052	1,114,387
2.894%, with maturity at 2021(1)	466	479,805
2.998%, with maturity at 2036(1)	1,083	1,118,528
3.22%, with maturity at 2034(1)	2,742	2,950,718
3.409%, with maturity at 2021(1)	451	466,019
3.581%, with maturity at 2026(1)	808	877,004
3.634%, with maturity at 2021(1)	705	731,363
3.639%, with maturity at 2034(1)	4,402	4,800,526
3.722%, with maturity at 2035(1)	1,668	1,818,425
3.732%, with maturity at 2036(1)	299	317,362
3.864%, with maturity at 2036(1)	2,427	2,647,067
3.869%, with maturity at 2035(1)	1,190	1,298,030
3.946%, with maturity at 2034(1)	2,819	3,073,701
4.106%, with maturity at 2033(1)	942	1,039,868
4.164%, with maturity at 2035(1)	2,054	2,259,817
4.253%, with maturity at 2034(1)	828	903,055
4.511%, with maturity at 2034(1)	1,162	1,266,855
4.547%, with maturity at 2029(1)	1,882	2,052,495
4.686%, with maturity at 2034(1)	2,109	2,314,303
5.00%, with various maturities to 2019(2)	2,637	2,787,532
6.00%, with various maturities to 2031	2,282	2,582,030
6.32%, with maturity at 2032(1)	366	409,016
6.50%, with various maturities to 2036	8,782	10,229,258
7.00%, with various maturities to 2037(2)	7,534	8,873,583
8.00%, with maturity at 2034	1,203	1,422,205
8.915%, with maturity at 2018	64	67,133
9.50%, with maturity at 2022	188	212,102

		$106,302,867

Government National Mortgage Association:
1.625%, with various maturities to 2027(1)	$452	$461,605
2.00%, with maturity at 2026(1)	242	252,106
5.00%, with maturity at 2018	1,039	1,100,462
8.25%, with maturity at 2020	130	144,304
9.00%, with maturity at 2017	80	84,507

		$2,042,984

Total Mortgage Pass-Throughs (identified cost $178,566,076)		$182,624,578

Collateralized Mortgage Obligations — 19.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 1.336%, 10/15/22(3)	$46	$45,733
Series 2135, Class JZ, 6.00%, 3/15/29	1,829	2,062,099
Series 3030, (Interest Only), Class SL, 5.934%, 9/15/35(4)(5)	5,896	960,546
Series 3114, (Interest Only), Class TS, 6.484%, 9/15/30(4)(5)	14,243	2,441,593
Series 3339, (Interest Only), Class JI, 6.424%, 7/15/37(4)(5)	4,842	736,690
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(4)	9,568	1,071,381
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(4)	6,370	843,951
Series 4109, (Interest Only), Class SA, 6.034%, 9/15/32(4)(5)	5,541	1,146,784
Series 4385, Class SC, 8.938%, 9/15/44(5)	6,416	6,753,211
Series 4398, Class US, 8.167%, 10/15/44(5)	1,862	1,862,230
Series 4407, Class LN, 8.925%, 12/15/43(5)	1,880	2,006,749

		$19,930,967

Federal National Mortgage Association:
Series G93-17, Class FA, 1.168%, 4/25/23(3)	$105	$106,991
Series G93-36, Class ZQ, 6.50%, 12/25/23	464	524,731
Series G97-4, Class FA, 0.968%, 6/17/27(3)	407	412,520
Series 296, (Interest Only), Class 2, 8.00%, 4/25/24(4)	1,269	219,376
Series 1993-203, Class PL, 6.50%, 10/25/23	479	543,408
Series 1993-250, Class Z, 7.00%, 12/25/23	32	32,691
Series 1994-14, Class F, 2.286%, 10/25/23(3)	525	537,510
Series 2001-4, Class GA, 9.434%, 4/17/25(6)	65	72,970
Series 2004-60, (Interest Only), Class SW, 6.882%, 4/25/34(4)(5)	7,064	1,336,374
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(4)	5,176	1,287,431
Series 2006-65, (Interest Only), Class PS, 7.052%, 7/25/36(4)(5)	4,195	734,867
Series 2007-99, (Interest Only), Class SD, 6.232%, 10/25/37(4)(5)	6,818	1,125,604
Series 2009-48, Class WA, 5.829%, 7/25/39(6)	1,324	1,493,292
Series 2009-62, Class WA, 5.564%, 8/25/39(6)	2,067	2,326,412
Series 2009-93, (Interest Only), Class SC, 5.982%, 11/25/39(4)(5)	11,905	2,113,274
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(4)	5,037	195,776
Series 2010-135, (Interest Only), Class SD, 5.832%, 6/25/39(4)(5)	7,044	946,744
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(4)	7,365	508,065
Series 2011-49, Class NT, 6.00%, 6/25/41(5)	1,261	1,428,094
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(4)	4,733	952,337
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(4)	9,463	819,699
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(4)	14,572	1,705,980
Series 2014-55, (Interest Only), Class IL, 3.50%, 9/25/44(4)	7,844	1,263,889
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(4)	7,734	1,144,484
Series 2014-61, Class US, 8.164%, 10/25/44(5)	980	996,627

		$22,829,146

Government National Mortgage Association:
Series 2010-134, (Interest Only), Class ES, 5.832%, 11/20/39(4)(5)	$24,198	$2,634,129
Series 2011-48, (Interest Only), Class SD, 6.502%, 10/20/36(4)(5)	9,455	908,418
Series 2014-58, Class US, 13.058%, 4/20/44(5)	1,378	1,436,004

Security	Principal Amount (000’s omitted)	Value
Series 2014-146, Class S, 5.898%, 10/20/44(5)	$4,792	$4,932,997

		$9,911,548

Total Collateralized Mortgage Obligations (identified cost $54,062,353)		$52,671,661

U.S. Government Agency Obligations — 9.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank:
5.75%, 6/12/26	$6,000	$8,054,166

		$8,054,166

United States Agency for International Development - Israel:
0.00%, 3/15/21	$20,000	$17,947,040

		$17,947,040

Total U.S. Government Agency Obligations (identified cost $21,748,552)		$26,001,206

Short-Term Investments — 5.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(7)	$15,409	$15,408,987

Total Short-Term Investments (identified cost $15,408,987)		$15,408,987

Total Investments — 100.6% (identified cost $269,785,968)		$276,706,432

Interest Rate Swaptions Written — (1.0)%

Description	Counterparty	Expiration Date	Notional Amount	Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.45%	Citibank, N.A.	10/15/15	$50,000,000	$(2,743,750)

Total Interest Rate Swaptions Written (premium received $1,325,000)	$(2,743,750)

Other Assets, Less Liabilities — 0.4%	$1,039,067

Net Assets — 100.0%	$275,001,749

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2015.

(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2015.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2015.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $12,769.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$271,587,902

Gross unrealized appreciation	$10,778,519
Gross unrealized depreciation	(5,659,989)

Net unrealized appreciation	$5,118,530

A summary of open financial instruments at January 31, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/15	130 U.S. 2-Year Treasury Note	Short	$(28,463,906)	$(28,569,531)	$(105,625)
3/15	240 U.S. 5-Year Treasury Note	Short	(28,575,000)	(29,122,500)	(547,500)
3/15	70 U.S. 10-Year Treasury Note	Short	(8,843,515)	(9,161,250)	(317,735)
3/15	80 U.S. Ultra-Long Treasury Bond	Long	12,680,000	14,315,000	1,635,000

					$664,140

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$10,000	Pays	3-month USD- LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$294,970
Deutsche Bank AG	10,000	Receives	3-month USD- LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	(1,130,290)

						$(835,320)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

Written swaptions activity for the fiscal year to date ended January 31, 2015 was as follows:

	Notional Amount	Premiums Received
Outstanding, beginning of period	$50,000,000	$1,325,000

Outstanding, end of period	$50,000,000	$1,325,000

At January 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures, interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Written swaptions	$—		$(2,743,750)
Futures contracts	1,635,000	(1)	(970,860	)(1)
Swap contracts	294,970		(1,130,290)

Total	$1,929,970		$(4,844,900)

(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$182,624,578	$—	$182,624,578
Collateralized Mortgage Obligations	—	52,671,661	—	52,671,661
U.S. Government Agency Obligations	—	26,001,206	—	26,001,206
Short-Term Investments	—	15,408,987	—	15,408,987
Total Investments	$—	$276,706,432	$—	$276,706,432
Futures Contracts	$1,635,000	$—	$—	$1,635,000
Swap Contracts	—	294,970	—	294,970
Total	$1,635,000	$277,001,402	$—	$278,636,402

Liability Description
Interest Rate Swaptions Written	$—	$(2,743,750)	$—	$(2,743,750)
Futures Contracts	(970,860)	—	—	(970,860)
Swap Contracts	—	(1,130,290)	—	(1,130,290)
Total	$(970,860)	$(3,874,040)	$—	$(4,844,900)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short-Term U.S. Government Portfolio

By:	/s/ Susan Schiff
Susan Schiff
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan Schiff
Susan Schiff
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015